INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	12 Months Ended
Jun. 30, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.1.  Cash and cash equivalents

	06/30/2024	06/30/2023
Cash at bank and on hand	44,473,270	48,129,194
	44,473,270	48,129,194

7.2.  Other financial assets

	06/30/2024	06/30/2023
Current
Restricted short-term deposits	—	212,703
US Treasury bills	1,993,668	9,163,298
Mutual funds	6,658,805	1,596,539
Shares of Moolec Science S.A.	1,530,375	—
Other investments	1,512,680	1,162,480
	11,695,528	12,135,020

	06/30/2024	06/30/2023
Non-current
Shares of Bioceres S.A.	444,473	444,635
Other investments	190,080	274
	634,553	444,909

7.3.  Trade receivables

	06/30/2024	06/30/2023
Current
Trade debtors	205,057,590	160,269,233
Allowance for impairment of trade debtors	(7,050,280)	(7,425,604)
Shareholders and other related parties (Note 17)	141,224	—
Allowance for credit notes to be issued	(2,905,624)	(3,694,019)
Trade debtors - Joint ventures and associates (Note 17)	782,142	865,627
Deferred checks	11,295,922	7,991,237
	207,320,974	158,006,474

The book value is reasonably approximate to the fair value given its short-term nature.

Variations in the allowance for uncollectible trade receivables are reported in Note 7.17.

7.4.  Other receivables

	06/30/2024	06/30/2023
Current
Taxes	5,019,659	6,113,764
Receivables for PP&E sales	—	156,423
Shareholders and other related parties (Note 17)	—	3,792,429
Other receivables - Joint ventures and associates (Note 17)	207,449	6,104,219
Prepayments to suppliers	10,242,075	10,956,831
Reimbursements over exports	—	10,558
Prepaid expenses and other receivables	1,594,152	1,302,221
Miscellaneous	1,235,337	388,553
	18,298,672	28,824,998

	06/30/2024	06/30/2023
Non-current
Taxes	752,045	873,699
Other receivables - Joint ventures and associates (Note 17)	15,495,543	—
Reimbursements over exports	1,461,038	1,290,227
Loans receivables	230,000	230,000
Miscellaneous	18,495	152,315
	17,957,121	2,546,241

The book value of financial instruments in this note is reasonable.

7.5.  Inventories

	06/30/2024	06/30/2023
Seeds	5,967,231	1,542,159
Resale products	53,788,333	58,544,931
Manufactured products	26,081,250	25,881,761
Goods in transit	5,618,540	3,620,606
Supplies	22,546,093	24,893,187
Agricultural products	15,015,884	28,436,830
Allowance for obsolescence	(3,087,563)	(2,492,499)
	125,929,768	140,426,975

Net of agricultural products	110,913,884	111,990,145

The roll-forward of allowance for obsolescence is in Note 7.17. Inventories recognized as an expense during the years ended June 30, 2024, 2023 and 2022 amounted to $255.6, $200.2 and $190.3 million, respectively. Those expenses were included in cost of sales.

7.6.  Biological assets

Changes in Biological assets:

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	—	—	87,785	59,057	—	146,842
Initial recognition and changes in the fair value of biological assets at the point of harvest	(352,199)	(32,674)	231,526	106,605	996	(45,746)
Costs incurred during the year	1,423,732	792,235	220,679	73,452	137,680	2,647,778
Decrease due to harvest/disposals	(1,071,533)	(759,561)	(319,308)	(165,662)	(138,676)	(2,454,740)
Year ended June 30, 2024	—	—	220,682	73,452	—	294,134

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the year	—	—	44,413	12,900	—	57,313
Initial recognition and changes in the fair value of biological assets at the point of harvest	147,553	55,348	191,481	159,996	56,176	610,554
Costs incurred during the year	986,505	721,294	477,102	185,360	83,651	2,453,912
Decrease due to harvest/disposals	(1,134,058)	(776,642)	(625,211)	(299,199)	(139,827)	(2,974,937)
Year ended June 30, 2023	—	—	87,785	59,057	—	146,842

7.7.  Property, plant and equipment

Property, plant and equipment as of June 30, 2024 and 2023, included the following:

	Net		Additions					Net
	carrying		from	Reclassification			Foreign	carrying
	amount		business	from Investment		Depreciation	currency	amount
Class	06/30/2023	Additions	combination	properties	Disposals	of the year	translation	06/30/2024
Office equipment	263,892	235,900	2,242	—	—	(77,639)	(14,057)	410,338
Vehicles	2,032,853	904,798	173,190	—	(1,677)	(908,040)	(775)	2,200,349
Equipment and computer software	174,399	702,842	462	—	(8,184)	(333,521)	(28,529)	507,469
Fixtures and fittings	2,862,949	703,027	28,672	—	6,295	(812,810)	(1,663)	2,786,470
Machinery and equipment	14,463,756	5,459,571	1,084	—	(154,492)	(2,649,074)	(410,517)	16,710,328
Land and buildings	36,144,792	1,835,054	—	3,222,044	53,217	(982,165)	(595,040)	39,677,902
Buildings in progress	11,911,194	72,480	610,926	—	(106,421)	—	(207,757)	12,280,422
Total	67,853,835	9,913,672	816,576	3,222,044	(211,262)	(5,763,249)	(1,258,338)	74,573,278

	Net		Additions					Net
	carrying		from				Foreign	carrying
	amount		business		Depreciation		currency	amount
Class	06/30/2022	Additions	combination	Disposals	of the year	Revaluation	translation	06/30/2023
Office equipment	269,538	57,835	—	(520)	(67,711)	—	4,750	263,892
Vehicles	2,665,074	353,886	—	(20,260)	(959,879)	—	(5,968)	2,032,853
Equipment and computer software	231,676	90,055	12,469	(20,347)	(141,839)	—	2,385	174,399
Fixtures and fittings	3,546,919	47,444	5,379	—	(737,816)	—	1,023	2,862,949
Machinery and equipment	5,811,960	3,534,130	7,047,496	(21,637)	(1,988,931)	—	80,738	14,463,756
Land and buildings	34,240,384	4,100	4,750,136	—	(937,098)	(1,985,806)	73,076	36,144,792
Buildings in progress	3,142,774	7,198,309	1,285,092	—	—	—	285,019	11,911,194
Total	49,908,325	11,285,759	13,100,572	(62,764)	(4,833,274)	(1,985,806)	441,023	67,853,835

The depreciation charge is included in Notes 8.3 and 8.4.The Group has no commitments to purchase property, plant and equipment items.

A detail of restricted assets is provided in Note 20.

Revaluation of property, plant and equipment

The Group updates frequently their assessment of the fair value of its land and buildings taking into account the most recent independent valuations and market data. Last valuations were performed as of June 30, 2023. Management determined the property, plant and equipment’s value within a range of reasonable fair value estimates.

All resulting fair value estimates for properties are included in level 2 or 3 depending on the methodology used.

The following are the carrying amounts that would have been recognized if land and building were stated at cost.

Class of property	06/30/2024	06/30/2023
Land and buildings	27,876,636	21,161,294

7.8.  Intangible assets

Intangible assets as of June 30, 2024 and 2023 included the following:

	Net		Additions				Net
	carrying		from			Foreign	carrying
	amount		business	Transfers/	Amortization	currency	amount
Class	06/30/2023	Additions	combination	Disposals	of the year	translation	06/30/2024
Seed and integrated products
HB4 soy and breeding program	31,679,681	5,986,682	—	—	(2,091,992)	—	35,574,371
Integrated seed products	2,841,008	—	—	—	(191,559)	32,377	2,681,826
Crop nutrition
Microbiological products	37,295,460	—	—	7,610,115	(3,718,326)	—	41,187,249
Microbiological products in progress	12,213,341	5,869,084	—	(7,610,115)	—	(19,449)	10,452,861
Other intangible assets
Trademarks and patents	51,933,444	44,073	122,305	—	(4,071,453)	—	48,028,369
Trademarks and patents with indefinite useful lives	7,827,309	—	—	—	—	—	7,827,309
Software	1,638,519	585,313	—	276,128	(670,514)	(1,463)	1,827,983
Software in progress	349,171	507,685	—	(276,128)	—	—	580,728
Customer loyalty	23,006,023	—	—	—	(1,369,263)	—	21,636,760
RG/RS/OX Wheat in progress	5,000,000	—	—	—	—	—	5,000,000
Total	173,783,956	12,992,837	122,305	—	(12,113,107)	11,465	174,797,456

	Net		Additions				Net
	carrying		from			Foreign	carrying
	amount		business	Transfers/	Amortization	currency	amount
Class	06/30/2022	Additions	combination	Disposals	of the year	translation	06/30/2023
Seed and integrated products
HB4 soy and breeding program	29,802,534	3,587,337	—	—	(1,710,190)	—	31,679,681
Integrated seed products	3,137,158	—	—	—	(332,531)	36,381	2,841,008
Crop nutrition
Microbiological products	558,027	128,161	39,613,280	62,785	(3,073,154)	6,361	37,295,460
Microbiological products in progress	5,234,321	7,037,549	—	(62,785)	—	4,256	12,213,341
Other intangible assets
Trademarks and patents	439,732	49,748	55,420,441	—	(3,976,477)	—	51,933,444
Trademarks and patents with indefinite useful lives	7,827,309	—	—	—	—	—	7,827,309
Software	2,083,642	105,229	—	29,868	(582,064)	1,844	1,638,519
Software in progress	84,343	294,696	—	(29,868)	—	—	349,171
Customer loyalty	22,537,803	—	1,785,237	—	(1,317,017)	—	23,006,023
RG/RS/OX Wheat in progress	5,000,000	—	—	—	—	—	5,000,000
Total	76,704,869	11,202,720	96,818,958	—	(10,991,433)	48,842	173,783,956

The amortization charge is included in Notes 8.3 and 8.4.

There are no intangibles assets whose use has been restricted or which have been delivered as a guarantee. The Group has not assumed any commitments to acquire new intangibles.

Estimates

There is an inherent material uncertainty related to management’s estimation of the ability of the Group to recover the carrying amounts of internally generated intangible assets related to biotechnology projects because it is dependent upon Group`s ability to raise sufficient funds to complete the projects development, the future outcome of the regulatory process, and the timing and amount of the future cash flows generated by the projects, among other future events.

Management’s estimations about the demonstrability of the recognition criteria for these assets and the subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and using reasonable and supportable assumptions in cash flow projections. Therefore, the Consolidated financial statements do not include any adjustments that would result if the Group were unable to recover the carrying amount of the above-mentioned assets through the generation of enough future economic benefits.

7.9.  Goodwill

	06/30/2024	06/30/2023
Rizobacter Argentina S.A.	28,080,271	28,080,271
Bioceres Crops S.A.	7,523,322	7,523,322
Pro farm Group, Inc.	76,089,749	76,089,749
Insumos Agroquímicos S.A.	470,090	470,090
Natal Agro S.R.L.	175,833	—
	112,339,265	112,163,432

The Group is required to test whether goodwill has suffered any impairment on an annual basis. The recoverable amount is determined based on value in use calculations. The use of this method requires the estimation of future cash flows and the determination of a discount rate in order to calculate the present value of the cash flows.

Rizobacter CGU. This CGU is composed of all revenues collected through Rizobacter from the production and sale of proprietary and third-party products, both in the domestic and international markets. Additionally, Rizobacter generates revenue from the formulation, fragmentation and resale of third-party products.

Bioceres Crops CGU. This CGU is composed of the expected revenues from the commercialization of intensive R&D products that previously were allocated on the equity participation.

Insuagro CGU. This CGU is composed of all revenues collected through Insuagro from the production and sale of proprietary and third-party products, in the domestic markets.

Pro Farm Group CGU. This CGU is composed of all revenues collected through Pro Farm from the production and sale of proprietary and third-party products, both in the domestic and international markets.

Natal Agro CGU. This CGU is composed of all revenues collected through Natal from the production and sale of proprietary and third - party products, both in the domestic and international markets.

Management has made the estimates considering the cash flow projections projected by the management and third-party valuation reports on the assets, intangible assets and liabilities assumed. The key assumptions utilized are the following:

Key assumption	Management’s approach
Discount rate

The discount rate used ranges was 15.30% for Rizobacter, Bioceres Crops, Natal and Insuagro, and 9.9% for Pro Farm.

The weighted average cost of capital (“WACC”) rate has been estimated based on the market capital structure. For the cost of debt, the indebtedness cost of the CGUs was used.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

The value assigned is consistent with external sources of information.

Budgeted market share of joint ventures and other customers

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The value assigned is consistent with external sources of information.

Budgeted product prices

The prices estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs.

The value assigned is consistent with external sources of information.

Growth rate used to extrapolate future cash flow projections to terminal period	The growth rate used to extrapolate the future cash flow projections to terminal period is 2%. The value assigned is consistent with external sources of information.

Management believes that any reasonably possible change in any of these key assumptions would not cause the aggregate carrying amount of the CGU to exceed its recoverable amount.

7.10.  Investment properties

	06/30/2024	06/30/2023

Investment properties	560,783	3,589,749
	560,783	3,589,749

The decrease for the year is attributed to the reclassification of an investment property to Property, Plant, and Equipment for operational use.

The book value of the investment property does not differ significantly from its fair value.

7.11.  Trade and other payables

	06/30/2024	06/30/2023
Trade creditors	108,307,192	104,211,238
Shareholders and other related parties (Note 17)	37,985	35,292
Trade creditors - Parent company (Note 17)	729,171	644,191
Trade creditors - Joint ventures and associates (Note 17)	52,888,732	41,402,594
Taxes	5,647,550	3,561,058
Miscellaneous	1,121,839	953,301
	168,732,469	150,807,674

The trade and other payables include debts with grain producers. These debts represent payment obligations contracted by purchase contracts, which give the producer the right to set the price at any time between the delivery date and a future date. Those debts that are not fixed at closing are valued at their fair value and debts with a price set by the producer at their amortized cost.

7.12.  Borrowings

	06/30/2024	06/30/2023
Current
Bank borrowings	91,816,134	61,303,952
Corporate bonds	42,035,925	35,547,510
Trust debt securities	2,895,139	7,296,506
Net loans payables- Parents companies and related parties to Parent (Note 17)	—	3,491,691
	136,747,198	107,639,659
Non-current
Bank borrowings	15,316,612	10,663,266
Corporate bonds	25,071,823	50,007,680
Trust debt securities	1,716,447	—
	42,104,882	60,670,946

The carrying value of some borrowings as of June 30, 2024 are measured at amortized cost differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

	06/30/2024		06/30/2023
	Amortized		Amortized
	cost	Fair value	cost	Fair value
Current
Bank borrowings	91,816,134	90,406,055	61,303,952	57,209,155
Corporate Bonds	42,035,925	41,492,963	35,547,510	34,725,828

Non-current
Bank borrowings	15,316,612	10,490,347	10,663,266	10,374,646
Corporate Bonds	25,071,823	23,845,583	50,007,680	47,014,542

7.13.  Secured Notes

Secured Guaranteed Notes

The Secured Guaranteed Notes due 2026 mature 48 months after the issue date and bear interest at 9.0% from the issue date through 24 months after the issue date, 13.0% from 25 through 36 months after the issue date and 14.0% from 37 through 48 months after the issue date. Interest is payable semi-annually. The Secured Guaranteed Notes due 2026 have no conversion rights into our ordinary shares.

The carrying value the Secured Guaranteed Notes as of June 30, 2024 are measured at amortized cost. Its fair value based on discounted cash flows, using a fair interest rate, would amount to $25.7 million.

Secured Convertible Guaranteed Notes

The Secured Guaranteed Convertible Notes were issued for a total principal amount of $55 million. The notes have a 4- year maturity and accrue interest at an annual interest rate of 9%, of which 5% is payable in cash and 4% in-kind. At any time up to maturity the note holders might opt to convert the outstanding principal amount into common shares of Bioceres at a strike price of $18 per share. The Company can repurchase the notes voluntarily 30 months after the issue date.

At inception, the fair value of the liability component of the Secured Convertible Guaranteed Notes was measured using a discount rate of 13.57%.

The carrying value the Secured Convertible Guaranteed Notes as of June 30, 2024 are measured at amortized cost. Its fair value based on discounted cash flows, using a fair interest rate, would amount to $53.4 million.

Under the terms of the Secured Convertible Guaranteed Notes, the Group is in compliance with covenants.

7.14.  Employee benefits and social security

	06/30/2024	06/30/2023

Salaries, accrued incentives, vacations and social security	7,192,492	9,388,639
Key management personnel (Note 17)	148,466	218,068
	7,340,958	9,606,707

7.15.  Deferred revenue and advances from customers

	06/30/2024	06/30/2023
Current
Advances from customers	3,335,740	9,216,032
Deferred revenue	587,400	15,659,630
	3,923,140	24,875,662
Non-current
Advances from customers	52,511	620,893
Deferred revenue	1,872,627	1,436,912
	1,925,138	2,057,805

7.16.  Provisions

	06/30/2024	06/30/2023
Provisions for contingencies	1,255,702	891,769
	1,255,702	891,769

The Group has recorded a provision for probable administrative, judicial and out-of-court proceedings that could arise in the ordinary course of business, based on a prudent criterion according to its professional advisors and on Management’s assessment of the best estimate of the amount of possible claims. These potential claims are not likely to have a material impact on the results of the Group’s operations, its cash flow or financial position.

Management considers that the objective evidence is not enough to determine the date of the eventual cash outflow due to a lack of experience in any similar cases. However, the provision was classified under current or non-current liabilities, applying the best prudent criterion based on Management’s estimates.

There are no expected reimbursements related to the provisions.

The roll forward of the provision is in Note 7.17.

In order to assess the need for provisions and disclosures in its consolidated financial statements, Management considers the following factors: (i) nature of the claim and potential level of damages in the jurisdiction in which the claim has been brought; (ii) the progress of the eventual case; (iii) the opinions or views of tax and legal advisers; (iv) experience in similar cases; and (v) any decision of the Group`s management as to how it will respond to the eventual claim.

7.17.  Changes in allowances and provisions

			Additions		Currency
			from business	Uses and	conversion
Item	06/30/2023	Additions	combination	reversals	difference	06/30/2024
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(7,425,604)	(753,428)	—	777,558	351,194	(7,050,280)
Allowance for obsolescence	(2,492,499)	(586,515)	—	69,582	(78,131)	(3,087,563)
Total deducted from assets	(9,918,103)	(1,339,943)	—	847,140	273,063	(10,137,843)

INCLUDED IN LIABILITIES
Provisions for contingencies	(891,769)	(367,126)	(355,898)	393,073	(33,982)	(1,255,702)
Total included in liabilities	(891,769)	(367,126)	(355,898)	393,073	(33,982)	(1,255,702)
Total	(10,809,872)	(1,707,069)	(355,898)	1,240,213	239,081	(11,393,545)

			Additions		Currency
			from business	Uses and	conversion
Item	06/30/2022	Additions	combination	reversals	difference	06/30/2023
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(7,142,252)	(1,327,385)	—	1,797,648	(753,615)	(7,425,604)
Allowance for obsolescence	(1,104,750)	(1,066,777)	(531,232)	690,503	(480,243)	(2,492,499)
Total deducted from assets	(8,247,002)	(2,394,162)	(531,232)	2,488,151	(1,233,858)	(9,918,103)

INCLUDED IN LIABILITIES
Provisions for contingencies	(603,022)	(221,008)	(393,073)	—	325,334	(891,769)
Total included in liabilities	(603,022)	(221,008)	(393,073)	—	325,334	(891,769)
Total	(8,850,024)	(2,615,170)	(924,305)	2,488,151	(908,524)	(10,809,872)